Long-Term Borrowings	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Long-Term Borrowings

Note 12. Long-Term Borrowings

	December 31, 2025
	Currency	Rate	Maturity year	Amount
Unsecured bank loans	TWD	2.720%	January 2027	$7,206
Secured bank loans	TWD	2.720%	January 2027	28,823
Other secured loans	TWD	6.50%	September 2026	799,014
Less: current portion				(832,233)
Total				$2,810
Unused long-term credit lines				—

	December 31, 2024
	Currency	Rate	Maturity year	Amount
Unsecured bank loans	TWD	2.595%~2.720%	January 2027	$13,112
Secured bank loans	TWD	2.595%~2.720%	January 2027	52,451
Other secured loans	TWD	6.50%	September 2026	1,068,324
Less: current portion				(332,974)
Total				$800,913
Unused long-term credit lines				—

The bank loans were guaranteed by the Small and Medium Enterprise Credit Guarantee Fund of Taiwan.

The key management of the Company pledged real estate as collateral for the long-term borrowings.

The reconciliation of borrowings to cash flows from financing activities was as follows:

	2025	2024
Balance at the beginning of year	$1,133,887	861,078
Change from financing activities:
Proceeds from borrowings	—	1,186,709
Repayments of borrowings	(349,698)	(831,391)
Effect of Exchange Rate Movements	50,854	(82,509)
Total changes from financing activities	(298,844)	272,809
Balance at the end of year	$835,043	1,133,887